Exhibit 99.1

World Omni Auto Receivables Trust 2013-A

Monthly Servicer Certificate

December 31, 2016

Dates Covered
Collections Period	12/01/16 - 12/31/16
Interest Accrual Period	12/15/16 - 01/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/16	107,522,347.10	13,460
Yield Supplement Overcollateralization Amount 11/30/16	510,255.82	0
Receivables Balance 11/30/16	108,032,602.92	13,460
Principal Payments	7,424,345.32	486
Defaulted Receivables	282,529.83	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/16	440,571.66	0
Pool Balance at 12/31/16	99,885,156.11	12,951

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	10.67%

Prepayment ABS Speed	1.20%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	9,246,969.57

Weighted Average APR	3.76%
Weighted Average APR, Yield Adjusted	4.44%
Weighted Average Remaining Term	22.83

Delinquent Receivables:
Past Due 31-60 days	2,737,643.08	240
Past Due 61-90 days	738,430.52	68
Past Due 91-120 days	106,405.14	10
Past Due 121+ days	0.00	0
Total	3,582,478.74	318

Total 31+ Delinquent as % Ending Pool Balance	3.59%

Recoveries	200,838.17

Aggregate Net Losses/(Gains) - December 2016	81,691.66

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.91%
Prior Net Losses Ratio	0.43%
Second Prior Net Losses Ratio	0.03%
Third Prior Net Losses Ratio	0.42%
Four Month Average	0.45%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.18%

Flow of Funds	$ Amount

Collections	7,952,197.55
Advances	1,353.89
Investment Earnings on Cash Accounts	2,784.63
Servicing Fee	(90,027.17)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,866,308.90

Distributions of Available Funds
(1) Class A Interest	57,505.82
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,637,190.99
(7) Distribution to Certificateholders	153,760.91
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,866,308.90

Servicing Fee	90,027.17
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 12/15/16	98,275,377.53
Principal Paid	7,637,190.99
Note Balance @ 01/17/17	90,638,186.54

Class A-1
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-2
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-3
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-4
Note Balance @ 12/15/16	79,318,377.53
Principal Paid	7,637,190.99
Note Balance @ 01/17/17	71,681,186.54
Note Factor @ 01/17/17	75.5063376%

Class B
Note Balance @ 12/15/16	18,957,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	18,957,000.00
Note Factor @ 01/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	75,357.00
Total Principal Paid	7,637,190.99
Total Paid	7,712,547.99

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.87000%
Interest Paid	57,505.82
Principal Paid	7,637,190.99
Total Paid to A-4 Holders	7,694,696.81

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0833696
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.4492389
Total Distribution Amount	8.5326085

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6057453
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	80.4473739
Total A-4 Distribution Amount	81.0531192

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/16	25,609.95
Balance as of 12/31/16	26,963.84
Change	1,353.89

Reserve Account
Balance as of 12/15/16	2,311,742.39
Investment Earnings	699.66
Investment Earnings Paid	(699.66)
Deposit/(Withdrawal)	-
Balance as of 01/17/17	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39